OTHER LIABILITIES - Components of pension expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined benefit pension plan expense
Current service cost	$ 3,660	$ 2,976
Administrative expenses	105	120
Interest cost on defined benefit obligation	3,176	1,797
Interest on assets	(145)	(87)
Pension expense	$ 6,796	$ 4,806